LITIGATION AND CONTINGENCIES - Guarantees (Details) $ in Thousands	Dec. 31, 2020 CLP ($)	Dec. 31, 2020 BRL (R$)	Dec. 31, 2019 CLP ($)
CONTINGENCIES AND COMMITMENTS
Contingent liability	$ 19,098,159	R$ 139,596,221
Transportes San Martin | Guarantees
CONTINGENCIES AND COMMITMENTS
Contingent liability	2,907		$ 2,805
Cooperativa Agrcola Pisquera Elqui Limitada [Member] | Guarantees
CONTINGENCIES AND COMMITMENTS
Contingent liability	1,216,865		1,216,865
Inmob. e Invers. Supetar Ltda | Guarantees
CONTINGENCIES AND COMMITMENTS
Contingent liability	4,579		4,579
Maria Lobos Jamet | Guarantees
CONTINGENCIES AND COMMITMENTS
Contingent liability	2,566		2,565
Bodega San Francisco | Guarantees
CONTINGENCIES AND COMMITMENTS
Contingent liability	8,606		6,483
Workers' claims | Guarantees
CONTINGENCIES AND COMMITMENTS
Contingent liability	5,329,947		6,600,863
Civil and tax claims | Guarantees
CONTINGENCIES AND COMMITMENTS
Contingent liability	5,882,379		12,186,432
Governmental institutions | Guarantees
CONTINGENCIES AND COMMITMENTS
Contingent liability	9,842,108		13,379,610
Distribuidora Baraldo S.H. | Guarantees
CONTINGENCIES AND COMMITMENTS
Contingent liability	169		250
Acuna Gomez | Guarantees
CONTINGENCIES AND COMMITMENTS
Contingent liability	253		375
Nicanor Lopez | Guarantees
CONTINGENCIES AND COMMITMENTS
Contingent liability	181		268
Labarda | Guarantees
CONTINGENCIES AND COMMITMENTS
Contingent liability	3		5
Municipalidad Bariloche | Guarantees
CONTINGENCIES AND COMMITMENTS
Contingent liability			36,313
Municipalidad San Antonio Oeste | Guarantees
CONTINGENCIES AND COMMITMENTS
Contingent liability	18,650		27,598
Municipalidad Carlos Casares | Guarantees
CONTINGENCIES AND COMMITMENTS
Contingent liability	754		1,116
Municipalidad Chivilcoy | Guarantees
CONTINGENCIES AND COMMITMENTS
Contingent liability	116,641		172,602
Others | Guarantees
CONTINGENCIES AND COMMITMENTS
Contingent liability	36		53
Granada Maximiliano | Guarantees
CONTINGENCIES AND COMMITMENTS
Contingent liability	1,521		2,250
Cicsa | Guarantees
CONTINGENCIES AND COMMITMENTS
Contingent liability	2,114		3,128
Several lessors | Guarantees
CONTINGENCIES AND COMMITMENTS
Contingent liability	13,140		15,289
Aduana De EZEIZA | Guarantees
CONTINGENCIES AND COMMITMENTS
Contingent liability	286		422
Municipalidad De Junin | Guarantees
CONTINGENCIES AND COMMITMENTS
Contingent liability	243		360
Almada Jorge | Guarantees
CONTINGENCIES AND COMMITMENTS
Contingent liability	2,064		3,054
Migoni Marano | Guarantees
CONTINGENCIES AND COMMITMENTS
Contingent liability	51		76
Farias Matias Luis | Guarantees
CONTINGENCIES AND COMMITMENTS
Contingent liability	947		1,401
Temas Industriales SA - Embargo General de Fondos | Guarantees
CONTINGENCIES AND COMMITMENTS
Contingent liability			156,759
DBC SA C CERVECERIA ARGENTINA SA ISEMBECK | Guarantees
CONTINGENCIES AND COMMITMENTS
Contingent liability	19,009		28,129
Coto Cicsa | Guarantees
CONTINGENCIES AND COMMITMENTS
Contingent liability	3,379		5,001
Cencosud | Guarantees
CONTINGENCIES AND COMMITMENTS
Contingent liability	2,112		3,125
Mariano Mirgoni | Guarantees
CONTINGENCIES AND COMMITMENTS
Contingent liability	105,936
Marcus A. Pena | Guarantees
CONTINGENCIES AND COMMITMENTS
Contingent liability	4,011		3,955
Mauricio J Cordero C | Guarantees
CONTINGENCIES AND COMMITMENTS
Contingent liability	814		917
Jose Ruoti Maltese | Guarantees
CONTINGENCIES AND COMMITMENTS
Contingent liability	655		738
Alejandro Galeano | Guarantees
CONTINGENCIES AND COMMITMENTS
Contingent liability	1,132		1,275
Ana Maria Mazo | Guarantees
CONTINGENCIES AND COMMITMENTS
Contingent liability	1,077		1,213
Labor procedures
CONTINGENCIES AND COMMITMENTS
Contingent liability	1,527,347		2,819,285
Administrative procedures
CONTINGENCIES AND COMMITMENTS
Contingent liability	8,860,598		10,432,633
Federal Government
CONTINGENCIES AND COMMITMENTS
Contingent liability	147,841,989		138,635,908
State Government
CONTINGENCIES AND COMMITMENTS
Contingent liability	46,031,398		54,803,911
Sorocaba Refrescos
CONTINGENCIES AND COMMITMENTS
Contingent liability	2,736,159		3,715,186
Others
CONTINGENCIES AND COMMITMENTS
Contingent liability	1,715,099		3,757,062
Aduana De Ezeiza One
CONTINGENCIES AND COMMITMENTS
Contingent liability	3,150		673,854
Aduana De Ezeiza Two
CONTINGENCIES AND COMMITMENTS
Contingent liability	$ 143,615		$ 506,623